Segment disclosure	12 Months Ended
Dec. 31, 2023
Segment disclosure
Segment disclosure

27. Segment disclosure

The Company’s business is organized into one single operating segment, consisting of acquiring and managing precious metals and other high-quality streams and royalties. The Company’s chief operating decision-maker, the CEO, makes capital allocation decisions, reviews operating results and assesses performance.

Geographic revenues from the sale of metals and diamonds received or acquired from streams and royalties is determined by the location of the mining operations giving rise to the stream or royalty interest.

For the years ended December 31, 2023 and 2022, stream and royalty revenues were mainly earned from the following jurisdictions:

Revenue by geography

For the years ended December 31	2023	2022
Australia[1]	$54,064	$47,482
Peru[2]	45,863	46,742
United States[3]	26,366	1,609
Mongolia[4]	19,030	15,503
Canada[5]	15,967	17,582
South Africa[4]	12,487	13,817
Colombia[4]	11,352	9,150
Mexico[6]	10,887	—
Other[7]	8,008	—
Total revenues	$204,024	$151,885
1.	Includes revenue from streams for the year ended December 31, 2023 of $28.3 million (2022: $25.3 million) and revenues from royalties for the year ended December 31, 2023 of $25.7 million (2022: $22.2 million).
2.	Includes revenue from streams for the year ended December 31, 2023 of $45.6 million (2022: $46.8 million) and revenues from royalties for the year ended December 31, 2023 of $0.3 million (2022: $nil).
3.	Includes revenue from streams and related interests for the year ended December 31, 2023 of $22.3 million (2022: $1.6 million) and revenues from royalties for the year ended December 31, 2023 of $4.1 million (2022: $nil).
4.	All revenue from streams.
5.	Includes revenue from streams for the year ended December 31, 2023 of $7.7 million (2022: $9.4 million), revenues from royalties for the year ended December 31, 2023 of $8.2 million (2022: $6.5 million) and other revenue of $nil (2022: $1.6 million).
6.	Includes revenue from streams for the year ended December 31, 2023 of $5.1 million (2022: $nil) and revenues from royalties for the year ended December 31, 2023 of $5.7 million (2022: $nil).
7.	Includes revenue from streams for the year ended December 31, 2023 of $5.2 million (2022: $nil) and revenues from royalties for the year ended December 31, 2023 of $2.8 million (2022: $nil). Includes revenue from Cote d’Ivoire and Honduras.

For the years ended December 31, 2023 and 2022, non-current assets were located in the following jurisdictions:

As at December 31	2023	2022
Australia	$636,310	$572,988
United States	399,051	200,457
Canada	254,066	151,800
South Africa	130,975	131,345
Peru	115,179	95,620
Mexico	72,826	—
Cote d’Ivoire	59,321	—
Colombia	46,040	48,577
Chile	31,764	20,172
Guatemala	24,900	—
Honduras	22,268	—
Mongolia	18,110	19,315
Other	26,616	6,150
Total non-current assets	$1,837,426	$1,246,424